Intangibles and goodwill (Details 1)	9 Months Ended
Sep. 30, 2023 USD ($)
Intangibles and goodwill
Beginning of year Balance	$ 0
Acquisition of Engine	25,600,499
Ending of year Balance	$ 25,600,499